Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant, and Equipment
Property, Plant, and Equipment

(D.4)   Property, Plant, and Equipment

Accounting Policies, Judgments, and Estimates

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Property, Plant, and Equipment

€ millions	Land and Buildings	Other Property,	Advance Payments	Total
		Plant, and	Construction
		Equipment	in Progress

12/31/2017	1,162	1,592	213	2,967
12/31/2018	1,344	1,985	224	3,553

Additions (other than those from business combinations)
2017	96	933	167	1,196
2018	199	1,026	77	1,302

The additions (other than from business combinations) relate primarily to the replacement and purchase of IT infrastructure (data centers, and so on) and the construction of new buildings. For more information about the expected effect of the initial application of IFRS 16, see Note (IN.1).